Deposits	12 Months Ended
Dec. 31, 2017
Deposits From Customers Abstract [Abstract]
Disclosure Of Deposits From Customers Explanatory

20. Deposits

Details of deposits as of December 31, 2016 and 2017, are as follows:

	2016		2017
	(In millions of Korean won)
Demand deposits
Demand deposits in Korean won	￦	104,758,222	￦	113,676,999
Demand deposits in foreign currencies		5,305,313		6,911,782

Total demand deposits		110,063,535		120,588,781

Time deposits
Time deposits in Korean won		122,532,476		127,562,153
Time deposits in foreign currencies		4,314,783		4,481,607
Fair value adjustments on valuation of fair value hedged items		(61,657)		(51,033)

Sub-total		4,253,126		4,430,574

Total time deposits		126,785,602		131,992,727

Certificates of deposits		2,880,558		3,218,540

Total deposits	￦	239,729,695	￦	255,800,048